SHARE BASED COMPENSATION - Exercise Price - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2020 Option $ / shares shares	Dec. 31, 2019 Option $ / shares shares	Dec. 31, 2018 Option $ / shares
SHARE BASED COMPENSATION
Number of share options | Option	38,373	33,882	28,935
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 39.65	$ 39.70	$ 38.25
Number of exercisable share option | Option	26,943	21,535
Weighted Average Exercise Price Exercisable	$ 39.10	$ 37.86
Shares available for future issuance | shares	8,999	14,295
23.28-24.99
SHARE BASED COMPENSATION
Number of share options | Option	51
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 23.28
30.00-34.99
SHARE BASED COMPENSATION
Number of share options | Option	5,130
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 30.23
Number of exercisable share option | Option	5,130
Weighted Average Exercise Price Exercisable	$ 30.23
35.00 to 39.99
SHARE BASED COMPENSATION
Number of share options | Option	12,484
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 38.40
Number of exercisable share option | Option	6,663
Weighted Average Exercise Price Exercisable	$ 37.82
40.00 to 44.99
SHARE BASED COMPENSATION
Number of share options | Option	20,527
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 42.71
Number of exercisable share option | Option	15,030
Weighted Average Exercise Price Exercisable	$ 42.60
45.00 to 49.99
SHARE BASED COMPENSATION
Number of share options | Option	53
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 48.06
Number of exercisable share option | Option	35
Weighted Average Exercise Price Exercisable	$ 48.07
50.00 to 54.27
SHARE BASED COMPENSATION
Number of share options | Option	128
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 52.39
Number of exercisable share option | Option	85
Weighted Average Exercise Price Exercisable	$ 52.39
Minimum | 23.28-24.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	23.28
Minimum | 30.00-34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	30.00
Minimum | 35.00 to 39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	35.00
Minimum | 40.00 to 44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	40.00
Minimum | 45.00 to 49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	45.00
Minimum | 50.00 to 54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	50.00
Maximum | 23.28-24.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	24.99
Maximum | 30.00-34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	34.99
Maximum | 35.00 to 39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	39.99
Maximum | 40.00 to 44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	44.99
Maximum | 45.00 to 49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	49.99
Maximum | 50.00 to 54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	$ 54.27